Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

As discussed in note 4, the Company has leased its facilities from its CEO and majority shareholder. Additionally, as discussed in note 6, the Company has a promissory note with its CEO and majority shareholder.